Intangible Assets	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS [Abstract]
Intangible Assets
NOTE 7 - INTANGIBLE ASSETS
Intangible assets as of December 31, 2015 and 2014 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2013	$248,528	$(129,123)	$119,405
Additions	—	(23,287)	(23,287)
Accelerated amortization	(89,541)	67,478	(22,063)
Favorable lease terms December 31, 2014	$158,987	$(84,932)	$74,055
Additions	—	(18,716)	(18,716)
Write-off	(31,199)	31,199	—
Favorable lease terms December 31, 2015	$127,788	$(72,449)	$55,339
Amortization expense of favorable lease terms for the years ended December 31, 2015, 2014 and 2013 is presented in the following table:

	Year Ended
	December 31, 2015	December 31, 2014	December 31, 2013
Favorable lease terms	$(18,716)	$(23,287)	$(37,869)
Acceleration of favorable lease terms	—	(22,063)	(3,205)
Total	$(18,716)	$(45,350)	$(41,074)
The aggregate amortization of the intangibles as of December 31 is estimated to be as follows:

Year	Amount
2016	$17,329
2017	15,809
2018	8,686
2019	6,103
2020	5,411
2021 and thereafter	2,001
$55,339
As of December 31, 2015, acquisition cost and accumulated amortization, each amounting $31,199, was written-off as the intangible asset associated with the favorable lease that was fully amortized of the Navios Fulvia.
During the year ended December 31, 2014, Navios Partners' accelerated $22,010 of amortization of the Navios Pollux favorable lease intangible due to a change in its useful life following the termination of the credit default insurance policy (Refer to Note 20 “Other Income” for further details). The additional amount of $53 of accelerated amortization incurred through December 31, 2014, related to the expiration of the intangible assets associated with two vessels of our fleet.
In relation to Navios Partners' new suspension agreement, entered into in June 2013, the amount of $3,205 of the Navios Melodia favorable lease term that corresponded to the suspension period until April 2016 was written-off in the statement of income under the caption of “Depreciation and amortization”.
Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 9.6 years for favorable lease terms charter out.